PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT
10.  PROPERTY AND EQUIPMENT

The Company’s property and equipment used to conduct day-to-day business are recorded at cost less accumulated depreciation. Depreciation expenses are calculated using straight-line method over the estimated useful life below:

Property and equipment consist of the following:

	Useful Life (years)	September 30, 2013 (Unaudited)	December 31, 2012
Furniture and fixtures	5	$23,081	$22,479
Vehicles	4	242,960	236,617
Electronic equipment	3	123,683	120,454
Leasehold improvement	3	180,475	123,006
Less: accumulated depreciation		(290,218)	(199,930)
Property and equipment, net		$279,981	$302,626

Depreciation expense totaled $28,647 and $18,622 for the three months ended September 30, 2013 and 2012, respectively. For the period of nine months ended September 30, 2013 and 2012, depreciation expense totaled $83,926 and $50,233 respectively.

10.	PROPERTY AND EQUIPMENT

The Company’s property and equipment used to conduct day-to-day business are recorded at cost less accumulated depreciation. Depreciation expenses are calculated using straight-line method over the estimated useful life below:

Property and equipment consist of the following:

	Useful Life	December 31, 2012	December 31, 2011

Furniture and fixtures	5	$22,479	$22,302
Motor vehicles	44	236,617	78,260
Electronic equipment	33	120,454	82,127
Leasehold improvement	33	123,006	-
Less: accumulated depreciation		(199,930)	(132,528)
Property and equipment, net		$302,626	$50,161

Depreciation expense totaled $66,323 and $46,504 for the years ended December 31, 2012 and 2011, respectively.